Supplemental Oil and Natural Gas Information (Unaudited) (Predecessor [Member])	12 Months Ended
Dec. 31, 2013
Predecessor [Member]
Reserve Quantities [Line Items]
Supplemental Oil and Natural Gas Information (Unaudited)
SUPPLEMENTAL DISCLOSURE OF OIL AND NATURAL GAS OPERATIONS (UNAUDITED)

Costs Incurred in Oil and Natural Gas Property Acquisition, Exploration and Development

Costs incurred in the acquisition and development of oil and natural gas assets are presented below for the years ended December 31:

	2013	2012	2011
		(In thousands)
Property acquisition costs:
Proved	$86,958	$—	$—
Unproved	7,875	—	—
Exploration costs	—	—	—
Development costs	136,832	173,983	95,654
Total costs incurred	$231,665	$173,983	$95,654

Capitalized Oil and Natural Gas Costs

Aggregate capitalized costs related to oil and natural gas production activities with applicable accumulated depreciation, depletion, amortization and impairment are presented below for the years ended December 31:

	2013	2012
	(In thousands)
Capitalized costs:
Proved	$562,019	$447,369
Unproved	33,467	29,447
	$595,486	$476,816
Less accumulated depreciation, depletion, amortization and impairment	(88,514)	(60,489)
Net capitalized costs	$506,972	$416,327

Results of Oil and Natural Gas Producing Activities

The results of operations of oil and natural gas producing activities (excluding corporate overhead and interest costs) are presented below for the years ended December 31:

	2013	2012	2011
		(In thousands)
Revenues:
Oil and natural gas sales	$123,042	$104,427	$63,989
Production costs:
Lease operating expenses	14,664	12,854	5,712
Production and ad valorem taxes	8,326	7,575	4,192
	100,052	83,998	54,085
Other costs:
Depreciation, depletion, amortization and impairment	47,158	48,803	16,612
Income tax (expense) benefit	(2,262)	339	(550)
Results of operations	$50,632	$35,534	$36,923

Net Proved Oil and Natural Gas Reserves

The Predecessor's proved oil and natural gas reserves as of December 31, 2013 were prepared by independent third party petroleum consultants. The Predecessor's proved oil and natural gas reserves as of December 31, 2012 were prepared internally by management. In accordance with the new SEC regulations, reserves at December 31, 2013 and 2012 were estimated using the unweighted arithmetic average first-day-of-the-month price for the preceding 12-month period. Reserve estimates are inherently imprecise and estimates of new discoveries are more imprecise than those of producing oil and natural gas properties. Accordingly, the estimates may change as future information becomes available.
An analysis of the change in estimated quantities of oil and natural gas reserves, all of which are located within the United States, for the years ended December 31, 2013 and 2012 is as follows:

	Year Ended December 31, 2013
	Oil (MBbls)	NGLs (MBbls)	Natural Gas (MMcf)	MBoe
Proved developed and undeveloped reserves:
Beginning of year	20,863	4,956	40,692	32,600
Revisions of previous estimates	(941)	(2,465)	(2,628)	(3,844)
Extensions, discoveries and other additions	6,301	3,440	8,151	11,099
Divestitures	(5,156)	—	(14,687)	(7,603)
Purchases of minerals in place	3,832	1,232	5,872	6,044
Production	(1,167)	(250)	(1,597)	(1,683)
End of year	23,732	6,913	35,803	36,613
Proved developed reserves:
Beginning of year	7,730	1,723	17,847	12,427
End of year	9,533	2,703	14,396	14,636
Proved undeveloped reserves:
Beginning of year	13,133	3,233	22,845	20,173
End of year	14,199	4,210	21,407	21,977

	Year Ended December 31, 2012
	Oil (MBbls)	NGLs (MBbls)	Natural Gas (MMcf)	MBoe
Proved developed and undeveloped reserves:
Beginning of year	33,371	—	92,416	48,774
Revisions of previous estimates	(15,353)	391	(57,872)	(24,608)
Extensions, discoveries and other additions	3,885	4,829	7,724	10,001
Production	(1,040)	(264)	(1,576)	(1,567)
End of year	20,863	4,956	40,692	32,600
Proved developed reserves:
Beginning of year	7,550	—	19,825	10,854
End of year	7,730	1,723	17,847	12,427
Proved undeveloped reserves:
Beginning of year	25,821	—	72,591	37,920
End of year	13,133	3,233	22,845	20,173

The tables above include changes in estimated quantities of oil and natural gas reserves shown in MBbl equivalents ("MBoe") at a rate of six MMcf per one MBbl.

For the year ended December 31, 2013, the Predecessor's negative revision of 3,844 MBoe of previous estimated quantities is primarily due to the change in estimates and type curves. Extensions, discoveries and other additions of 11,099 MBoe during the year ended December 31, 2013, result primarily from the drilling of new wells during the year and from new proved undeveloped locations added during the year. The purchase of minerals in places of 6,044 MBoe during the year ended December 31, 2013 were directly related to the wells acquired through the Spanish Trail Acquisition. The divestiture of 7,603 MBoe during the year ended December 31, 2013 was due to the sale of the Western Assets.

For the year ended December 31, 2012, the Predecessor's negative revision of 24,608 MBoe of previous estimated quantities is primarily due to a change in development strategy to replace 20-acre proved vertical well locations with non-proved horizontal well locations. In addition, in 2012, the Predecessor switched to the recognition of three stream instead of two stream sales volumes, which resulted in a negative revision of natural gas reserves and a positive revision of NGL reserves. Extensions, discoveries and other additions of 10,001 MBoe during the year ended December 31, 2012, resulted primarily from the drilling of new wells during the year and from new proved undeveloped locations added during the year.

Standardized Measure of Discounted Future Net Cash Flows

The standardized measure of discounted future net cash flows does not purport to be, nor should it be interpreted to present, the fair value of the oil and natural gas reserves of the property. An estimate of fair value would take into account, among other things, the recovery of reserves not presently classified as proved, the value of unproved properties, and consideration of expected future economic and operating conditions.

The estimates of future cash flows and future production and development costs as of December 31, 2013 and 2012 are based on the unweighted arithmetic average first-day-of-the-month price for the preceding 12-month period. Estimated future production of proved reserves and estimated future production and development costs of proved reserves are based on current costs and economic conditions. All wellhead prices are held flat over the forecast period for all reserve categories. The estimated future net cash flows are then discounted at a rate of 10%.

The standardized measure of discounted future net cash flows relating to proved oil and natural gas reserves is as follows at December 31:

	2013	2012	2011
		(In thousands)
Future cash inflows	$2,547,566	$2,210,325	$3,825,056
Future production costs	(727,939)	(655,720)	(759,190)
Future development costs	(378,695)	(362,876)	(505,710)
Future income tax expenses1	—	—	—
Future net cash flows	1,440,932	1,191,729	2,560,156
10% discount for estimated timing of cash flows	(890,217)	(737,556)	(1,705,732)
Standardized measure of discounted future net cash flows	$550,715	$454,173	$854,424
______________________________

1    Future net cash flows do not include the effects of income taxes on future revenues because the Predecessor was a limited liability company not subject to entity-level income taxation as of December 31, 2013, December 31, 2012 and December 31, 2011. Accordingly, no provision for federal or state corporate income taxes has been provided because taxable income was passed through to the Predecessor's equity holders. Following the completion of the IPO, the Company became a subchapter C corporation subject to U.S. federal and state income taxes. If the Predecessor had been subject to entity-level income taxation, the unaudited pro forma future income tax expense at December 31, 2013, December 31, 2012 and December 31, 2011 would have been $247,397,$155,662, and $289,022, respectively. The unaudited standardized measure at December 31, 2013, December 31, 2012 and December 31, 2011 would have been $303,318, $298,511 and $565,402, respectively.

In the foregoing determination of future cash inflows, sales prices used for gas and oil for December 31, 2013, 2012 and 2011 were estimated using the average price during the 12-month period, determined as the unweighted arithmetic average of the first-day-of-the-month price for each month. Prices were adjusted by lease for quality, transportation fees and regional price differentials. Future costs of developing and producing the proved gas and oil reserves reported at the end of each year shown were based on costs determined at each such year-end, assuming the continuation of existing economic conditions.

It is not intended that the FASB's standardized measure of discounted future net cash flows represent the fair market value of the Predecessor's proved reserves. The Company cautions that the disclosures shown are based on estimates of proved reserve quantities and future production schedules which are inherently imprecise and subject to revision, and the 10% discount rate is arbitrary. In addition, costs and prices as of the measurement date are used in the determinations, and no value may be assigned to probable or possible reserves.

Changes in the standardized measure of discounted future net cash flows relating to proved oil and natural gas reserves are as follows:

	2013	2012	2011
		(In thousands)
Standardized measure of discounted future net cash flows, beginning of year	$454,173	$854,424	$660,480
Changes in the year resulting from:
Sales, less production costs	(100,052)	(83,998)	(54,085)
Revisions of previous quantity estimates	(53,557)	(439,043)	(73,407)
Extensions, discoveries and other additions	157,086	84,149	32,525
Net change in prices and production costs	45,388	(133,485)	118,588
Changes in estimated future development costs	2,318	38,096	(1,514)
Previously estimated development costs incurred during the period	46,938	108,367	76,086
Divestiture of reserves	(151,440)	—	—
Purchases of minerals in place	94,751	—	—
Accretion of discount	45,417	85,442	66,048
Net change in income taxes	—	—	—
Timing differences and other	9,693	(59,779)	29,703
Standardized measure of discounted future net cash flows, end of year	$550,715	$454,173	$854,424

Estimates of economically recoverable oil and natural gas reserves and of future net revenues are based upon a number of variable factors and assumptions, all of which are to some degree subjective and may vary considerably from actual results. Therefore, actual production, revenues, development and operating expenditures may not occur as estimated. The reserve data are estimates only, are subject to many uncertainties and are based on data gained from production histories and on assumptions as to geologic formations and other matters. Actual quantities of oil and natural gas may differ materially from the amounts estimated.